Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Assets [Line Items]
Equity participation ZIM	$ 268,595	$ 423,024
Straight-lining of revenue	23,398	18,997
Claims receivable	15,239	8,919
Other assets	6,677	8,192
Total current assets	313,909	459,132
Other non-current assets	62,677	41,739
Total non-current assets	$ 62,677	$ 41,739